Property, plant and equipment (Table)	12 Months Ended
Dec. 31, 2020
19. Property, plant and equipment
Property, plant and equipment
	Barclays Bank Group
	Investment property	Property	Equipment	Leased assets	Right of use assets[a]	Total
	£m	£m	£m	£m	£m	£m
Cost
As at 1 January 2020	13	1,635	1,071	9	621	3,349
Additions	-	39	35	-	28	102
Disposals	(1)	(25)	(88)	(9)	(6)	(129)
Exchange and other movements	(2)	(30)	(31)	-	45	(18)
As at 31 December 2020	10	1,619	987	-	688	3,304
Accumulated depreciation and impairment
As at 1 January 2020	-	(697)	(866)	(9)	(146)	(1,718)
Depreciation charge	-	(72)	(61)	-	(77)	(210)
Impairment charge	-	-	-	-	(2)	(2)
Disposals	-	22	84	9	1	116
Exchange and other movements	-	17	22	-	8	47
As at 31 December 2020	-	(730)	(821)	-	(216)	(1,767)
Net book value	10	889	166	-	472	1,537
Cost
As at 1 January 2019	9	1,463	1,079	9	580	3,140
Additions	5	233	182	-	45	465
Disposals	-	(19)	(144)	-	(6)	(169)
Exchange and other movements	(1)	(42)	(46)	-	2	(87)
As at 31 December 2019	13	1,635	1,071	9	621	3,349
Accumulated depreciation and impairment
As at 1 January 2019	-	(658)	(946)	(9)	(71)	(1,684)
Additions	-	-	(31)	-	-	(31)
Depreciation charge	-	(72)	(65)	-	(75)	(212)
Disposals	-	13	142	-	-	155
Exchange and other movements	-	20	34	-	-	54
As at 31 December 2019	-	(697)	(866)	(9)	(146)	(1,718)
Net book value	13	938	205	-	475	1,631

Note

a Right of use (ROU) asset balances relate to Property Leases under IFRS 16. Refer to Note 20 for further details.